Pensions and other post-retirement benefits - Disclosure of asset allocations (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
UK | Pensions
Disclosure of fair value of plan assets [line items]
Equities	£ 945	£ 839	£ 729
Property	403	451	679
Diversified alternatives	643	809	1,241
Bulk annuity policies	4,059	3,239	2,060
Longevity swap	0	0	(94)
Cash and cash equivalents	0	1	3
Other	(5)	(11)	(5)
Fair value of plan assets	10,441	10,603	11,782
Pension fund investments in employer issued securities	0	0	44
Repurchase agreements	2,500	2,900	2,700
UK | Pensions | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,018	1,337	1,910
UK | Pensions | Government securities and liability-driven investments
Disclosure of fair value of plan assets [line items]
Debt instruments	3,378	3,938	5,259
UK | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	842	716	576
Property	0	0	0
Diversified alternatives	412	381	669
Bulk annuity policies	0	0	0
Longevity swap	0	0	0
Cash and cash equivalents	0	1	3
Other	0	0	0
Fair value of plan assets	2,272	2,436	3,158
UK | Pensions | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,018	1,338	1,910
UK | Pensions | Quoted | Government securities and liability-driven investments
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
UK | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	103	123	153
Property	403	451	679
Diversified alternatives	231	428	572
Bulk annuity policies	4,059	3,239	2,060
Longevity swap	0	0	(94)
Cash and cash equivalents	0	0	0
Other	(5)	(11)	(5)
Fair value of plan assets	8,169	8,167	8,624
Investments in forestry funds	284	294	288
UK | Pensions | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	0	(1)	0
UK | Pensions | Unquoted | Government securities and liability-driven investments
Disclosure of fair value of plan assets [line items]
Debt instruments	3,378	3,938	5,259
US | Pensions
Disclosure of fair value of plan assets [line items]
Equities	848	887	1,323
Property	163	196	237
Diversified alternatives	357	384	556
Cash and cash equivalents	130	152	9
Other	8	1	1
Fair value of plan assets	4,608	5,180	5,320
US | Pensions | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	2,021	2,356	2,390
US | Pensions | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	1,081	1,204	804
US | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	0	0	99
Property	0	0	0
Diversified alternatives	0	0	54
Cash and cash equivalents	130	152	9
Other	4	(2)	1
Fair value of plan assets	2,437	2,842	2,510
US | Pensions | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,682	1,955	1,987
US | Pensions | Quoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	621	737	360
US | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	848	887	1,224
Property	163	196	237
Diversified alternatives	357	384	502
Cash and cash equivalents	0	0	0
Other	4	3	0
Fair value of plan assets	2,171	2,338	2,810
US | Pensions | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	339	401	403
US | Pensions | Unquoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	460	467	444
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Equities	589	553	561
Diversified alternatives	121	103	101
Other	187	163	161
Fair value of plan assets	2,731	2,658	2,631
US | Other post-retirement benefits | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,378	1,397	1,397
US | Other post-retirement benefits | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	456	442	411
US | Other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Equities	36	31	37
Diversified alternatives	121	103	92
Other	2	0	0
Fair value of plan assets	1,831	1,925	1,890
US | Other post-retirement benefits | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,217	1,350	1,351
US | Other post-retirement benefits | Quoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	455	441	410
US | Other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	553	522	524
Diversified alternatives	0	0	9
Other	185	163	161
Fair value of plan assets	900	733	741
US | Other post-retirement benefits | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	161	47	46
US | Other post-retirement benefits | Unquoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 1	£ 1	£ 1